Vanguard Wellington Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Wellington Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, typically investing 60%-70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established large companies. In choosing these stocks, the Fund’s advisor seeks to invest in stocks of durable businesses that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The Fund typically invests the remaining 30% to 40% of its assets mainly in fixed income securities that the advisor believes will generate a moderate level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury bonds, government agency bonds, and mortgage-backed securities.